Summary of Significant Principal Accounting Policies (Schedule of Consolidated Balances and Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalent	¥ 4,606,545		¥ 3,579,665	¥ 1,144,451	$ 722,867
Accounts receivable, net	2,260,918		2,188,977		354,788
Inventories	1,073,567		1,026,038		168,466
Advance to suppliers	527,973		284,776		82,850
Amounts due from related parties	68,984		40,935		10,825
Prepayments and other current assets	572,774		438,212		89,881
Property and equipment, net	652,886		430,089		102,452
Intangible assets	395,210		146,373		62,017
Total assets	12,318,980		10,474,691		1,933,116
Accounts payable	494,079		421,562		77,533
Income tax payables	127,990		72,588		20,084
Accrued expenses and other current liabilities	984,519		991,180		154,493
Total liabilities	5,837,631		4,332,088		$ 916,052
Net revenues	9,396,256	$ 1,474,478	8,851,563	7,278,192
Operating expenses	9,389,235	1,473,376	8,292,886	6,894,539
Net income	(205,963)	(32,320)	426,534	281,891
Net cash provided by (used in) operating activities	(96,107)	(15,080)	310,014	301,396
Net cash provided by (used in) investing activities	375,820	58,975	(616,367)	(1,133,451)
Net cash used in financing activities	749,953	$ 117,684	2,666,837	1,776,891
VIE
Variable Interest Entity [Line Items]
Cash and cash equivalent	13,946		2,271
Accounts receivable, net	262,556		357,977
Inventories	3,033		44
Advance to suppliers	966		5,690
Amounts due from related parties	420		237
Prepayments and other current assets	4,442		756
Property and equipment, net	1,797		2,665
Intangible assets	13,084		5,089
Total assets	300,244		374,729
Accounts payable	19,331		4,770
Income tax payables	497		13,246
Accrued expenses and other current liabilities	49,259		33,792
Total liabilities	69,087		51,808
Net revenues	809,547		869,580	626,912
Net income	47,090		87,897	65,279
Net cash provided by (used in) operating activities	(7,440)		14,050	356
Net cash provided by (used in) investing activities	(10,246)		(15,997)	(240)
Inter-company
Variable Interest Entity [Line Items]
Net revenues	61,333		20,590	30,258
Net income	599,693		558,948	503,742
Net cash provided by (used in) operating activities	¥ 757,749		¥ 735,580	¥ 652,675